RISK MANAGEMENT POLICIES - Exposure to interest rate risk (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk
Total Financial Assets	$ 621,065,731	$ 686,714,111
Total Financial Liabilities	573,852,672	626,461,386
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	641,812,404	698,950,876
Total Financial Liabilities	540,805,531	638,521,142
Net Amount	101,006,873	60,429,734
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | Up to 30 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	391,057,404	327,118,076
Total Financial Liabilities	294,395,625	332,718,871
Net Amount	96,661,779	(5,600,795)
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 30 to 90 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	50,449,192	76,493,228
Total Financial Liabilities	46,241,210	83,515,461
Net Amount	4,207,982	(7,022,233)
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 90 to 180 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	36,598,283	69,505,067
Total Financial Liabilities	34,316,868	15,815,948
Net Amount	2,281,415	53,689,119
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 180 to 385 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	14,101,774	45,484,824
Total Financial Liabilities	357,570	1,092,601
Net Amount	13,744,204	44,392,223
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | More than 365 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	149,605,751	180,349,681
Total Financial Liabilities	165,494,258	205,378,261
Net Amount	$ (15,888,507)	$ (25,028,580)